Plant and equipment, net - Plant and equipment (Details)	Jun. 30, 2022 USD ($)
Plant and equipment
Less: accumulated depreciation	$ (276,763)
Total	8,026,130
Cryptocurrency mining equipment
Plant and equipment
Plant and equipment, gross	$ 8,302,893